Bohai Pharmaceuticals Group, Inc. - Balance Sheets (USD $)	Mar. 31, 2014		Jun. 30, 2013		Jun. 30, 2012
Current Assets:
Cash	$ 11,265,031		$ 6,947,972		$ 18,386,288
Restricted cash	12,609,747		12,574,051		9,449,905
Accounts receivable	46,496,963		38,716,023		29,670,552
Inventories	4,504,744		2,781,734		3,795,915
Prepaid expenses and other current assets	939,555		1,007,365		879,696
Total Current Assets	75,816,040		62,027,145		62,182,356
Non-current Assets
Property, plant and equipment, net	17,327,863		17,678,453		11,681,272
Prepayment for property, plant and equipment	996,286		604,739		594,508
Intangible assets- pharmaceutical formulas	14,149,231		14,109,169		25,610,557
Intangible assets- land use right, net	37,350,012		37,863,464		18,739,297
Other intangible assets, net	24,851,359		28,139,219		21,497,890
Goodwill	5,216,982		5,202,209		5,092,139
Total Non-Current Assets	99,891,733		103,597,253		83,215,663
TOTAL ASSETS	175,707,773		165,624,398		145,398,019
Current liabilities:
Notes payable	9,735,203		9,707,638
Short-term loan	4,867,601		0
Convertible notes, net			8,464,500		10,036,000
Accounts payable	5,137,420		5,081,913		3,334,101
Accrued expenses	11,805,864		12,185,615		8,478,054
Land use right payable	0		6,471,759
Income taxes payable	2,073,289		2,222,476		2,338,825
Acquisition purchase price payable					5,000,000
Derivative liabilities- investor and agent warrants					1,211,236
Due to related party	55,741		52,830		36,002
Total current liabilities	33,675,118		44,186,731		30,434,218
Non-current liabilities
Acquisition purchase price payable - non-current portion	0		5,000,000		20,300,000
Deferred tax liability	7,922,428		8,048,113		8,161,269
Covertible notes, net non-current	7,618,050		8,464,500
Total non-current liabilities	15,540,478		21,512,613		28,461,269
TOTAL LIABILITIES	49,215,596		57,234,844		58,895,487
STOCKHOLDERS' EQUITY
Common Stock	17,861	[1]	17,861	[1]	17,861	[1]
Additional paid-in capital	24,615,353		24,615,353		24,615,353
Accumulated other comprehensive income	9,077,431		8,999,581		6,236,076
Retained earnings	92,781,532		74,756,759		55,633,242
Total stockholders' equity	126,492,177		108,389,554		86,502,532
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 175,707,773		$ 165,624,398		$ 145,398,019

[1]	$0.001 par value, 150,000,000 shares authorized, 17,861,085 shares issued and outstanding as of March 31, 2014, June 30, 2013 and June 30, 2012, respectively.